Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended
	Apr. 30, 2024	Mar. 18, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Equity [Line Items]
Private placement net proceeds (in Dollars)						$ 3,286
Cash commitment fee (in Dollars)			$ 1,500			$ 1,500
Cash form aggregate purchase price						30.00%
Legal fees (in Dollars)						$ 75
Registration rights agreement (in Dollars)						5
Other fees (in Dollars)						$ 8,000
Legacy Mobix [Member]
Equity [Line Items]
Shares of common stock						27,413
Price per share (in Dollars per share)			$ 0.01			$ 0.01
Conversion shares						272,182
Purchase Agreement [Member]
Equity [Line Items]
Sale of stock						32,902
Gross proceeds (in Dollars)						$ 68
Other fees (in Dollars)			$ 2			$ 1,577
Class A Common Stock [Member]
Equity [Line Items]
Shares authorized			285,000,000			285,000,000		285,000,000
Common stock vote						one
Price per share (in Dollars per share)			$ 18			$ 18
Conversion shares			2,254,901			2,254,901
Issuance of common stock	9,500,000	9,500,000
Class B Common Stock [Member]
Equity [Line Items]
Shares authorized			5,000,000			5,000,000		5,000,000
Common stock vote						ten
Conversion shares
Common Stock [Member]
Equity [Line Items]
Sale of stock						482,171
Conversion shares
Common Stock [Member]
Equity [Line Items]
Shares authorized			285,000,000			285,000,000
Common Stock [Member] | Class A Common Stock [Member]
Equity [Line Items]
Conversion shares						150,953
Issuance of common stock			57,894
Common Stock [Member] | Class B Common Stock [Member]
Equity [Line Items]
Conversion shares						2,254,901
Preferred Stock [Member] | Legacy Mobix [Member]
Equity [Line Items]
Shares of preferred stock			10,000,000			10,000,000
Preferred stock par share (in Dollars per share)			$ 0.00001			$ 0.00001
Private Placement [Member]
Equity [Line Items]
Sale of stock							1,663,922
Private placement net proceeds (in Dollars)							$ 11,382